Other Operating (Losses) Gains, Net (Details) - Schedule of other operating (losses) gains, net - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other operating (losses) gains, net [Abstract]
Loss on disposal of assets	$ (215)	$ (862)	$ (353)
Other			1,096
Other operating (losses) gains, net	$ (215)	$ (862)	$ 743